CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,370	£ 2,380	£ 2,112
Revaluation of investment properties		(230)	83	(416)
Write-off of allowance for loan losses, net of recoveries		(1,061)	(1,272)	(3,467)
Impairment of available-for-sale financial assets		(688)	(752)	(390)
Change in insurance contract liabilities		9,168	14,084	(2,856)
Other provision movements		(17)	(40)	337
Net charge (credit) in respect of defined benefit schemes		369	287	315
Impact of consolidation and deconsolidation of OEICs	[1]		(3,157)	(5,978)
Unwind of discount on impairment allowances		(23)	(32)	(56)
Foreign exchange impact on balance sheet	[2]	125	(155)	507
Loss on ECN transactions			721
Interest expense on subordinated liabilities		1,436	1,864	1,970
Loss (profit) on disposal of businesses				46
Net gain on sale of available-for-sale financial assets		(446)	(575)	(51)
Hedging valuation adjustments on subordinated debt		(327)	153	(162)
Value of employee services		414	309	279
Transactions in own shares		(411)	(175)	(816)
Accretion of discounts and amortisation of premiums and issue costs		1,701	465	339
Share of post-tax results of associates and joint ventures		(6)	1	3
Transfers to income statement from reserves		(650)	(557)	(956)
Other non-cash items			(17)	(11)
Total non-cash items		15,154	17,474	(3,630)
Contributions to defined benefit schemes		(587)	(630)	(433)
Payments in respect of payment protection insurance provision		(1,657)	(2,200)	(3,091)
Payments in respect of other regulatory provisions		(928)	(761)	(661)
Other			2	7
Total other items		(3,172)	(3,589)	(4,178)
Non-cash and other items		11,982	13,885	(7,808)
Payment Protection Insurance [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		1,300	1,350	4,000
Other regulatory provisions [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		865	1,085	837
Loans and Receivables [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		691	592	441
Financial assets available-for-sale, category [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets		6	173	4
Disposal Of Tangible Fixed Assets [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets		£ (120)	£ (93)	£ (51)

[1]	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unitholders; and changes in funds consolidated represent a non-cash movement on the balance sheet.
[2]	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.